Share Capital - Summary of Classes of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 07, 2021
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized			500,000,000
Undesignated Shares [Member]
Disclosure of classes of share capital [line items]
At beginning of the year	123,500,000	123,500,000
Re-designation	(123,500,000)	0
Issuance of shares	0	0
At end of the year	0	123,500,000
Number of shares authorized	250,000,000	500,000,000
Common Class A [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
At beginning of the year	0
Re-designation	0
Issuance of shares	22,262,800
At end of the year	22,262,800	0
Number of shares authorized	50,000,000
Common Class B [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
At beginning of the year	0
Re-designation	123,500,000
Issuance of shares	0
At end of the year	123,500,000	0
Number of shares authorized	200,000,000